UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31
Date of reporting period: May 31, 2010

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Government Portfolio 2010 Annual Report | 11

Schedule of investments

May 31, 2010

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 100.0%

U.S. Government Agencies — 73.9%

Federal Farm Credit Bank (FFCB), Discount Notes	0.180%	6/3/10	$25,000,000	$24,999,750	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.140%	6/14/10	15,000,000	14,999,242	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.190%	7/6/10	10,000,000	9,998,153	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.230%	9/28/10	75,000,000	74,942,979	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.250%	10/19/10	40,000,000	39,961,111	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.250%	10/22/10	40,000,000	39,960,278	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.260%	11/1/10	90,000,000	89,900,550	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.260%	11/15/10	25,000,000	24,969,847	(a)

Federal Farm Credit Bank (FFCB), Notes	0.680%	7/15/10	100,000,000	99,998,783	(b)

Federal Farm Credit Bank (FFCB), Notes	0.900%	7/16/10	50,000,000	50,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.580%	7/23/10	150,000,000	149,920,030	(b)

Federal Farm Credit Bank (FFCB), Notes	0.250%	7/27/10	80,000,000	79,999,898	(b)

Federal Farm Credit Bank (FFCB), Notes	0.317%	7/28/10	110,000,000	110,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.270%	8/10/10	250,000,000	249,990,272	(b)

Federal Farm Credit Bank (FFCB), Notes	0.840%	9/17/10	97,000,000	96,839,600	(b)

Federal Farm Credit Bank (FFCB), Notes	0.240%	11/15/10	75,000,000	75,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.591%	12/23/10	50,000,000	50,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.580%	1/20/11	50,000,000	50,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.280%	2/7/11	100,000,000	99,999,995	(b)

Federal Farm Credit Bank (FFCB), Notes	0.250%	3/23/11	99,750,000	99,750,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.190%	5/17/11	50,000,000	49,990,251	(b)

Federal Farm Credit Bank (FFCB), Notes	0.240%	5/25/11	50,000,000	49,940,430	(b)

Federal Farm Credit Bank (FFCB), Notes	0.210%	6/21/11	50,000,000	49,919,932	(b)

Federal Farm Credit Bank (FFCB), Notes	0.240%	7/12/11	125,000,000	124,957,763	(b)

Federal Farm Credit Bank (FFCB), Notes	0.500%	7/27/11	25,000,000	25,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.377%	9/15/11	149,000,000	149,024,721	(b)

Federal Farm Credit Bank (FFCB), Notes	0.320%	9/23/11	100,000,000	100,000,000	(b)

Federal Farm Credit Bank (FFCB), Notes	0.230%	11/4/11	100,000,000	99,953,204	(b)

Federal Home Loan Bank (FHLB), Discount Notes	0.170%	6/4/10	63,805,000	63,804,096	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.175% - 0.185%	6/11/10	127,328,000	127,321,579	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.180%	6/25/10	85,000,000	84,989,800	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.180%	6/30/10	25,000,000	24,996,375	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.185%	7/2/10	97,500,000	97,484,468	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.190%	7/30/10	25,000,000	24,992,215	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.200%	8/11/10	193,400,000	193,323,715	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.200%	8/13/10	190,700,000	190,622,660	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.200%	8/18/10	142,760,000	142,698,137	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.220%	9/17/10	50,000,000	49,967,000	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.300%	11/8/10	100,000,000	99,866,667	(a)

Federal Home Loan Bank (FHLB), Notes	0.088%	6/29/10	150,000,000	150,000,000	(b)

Federal Home Loan Bank (FHLB), Notes	0.320%	7/9/10	25,000,000	25,001,057	(b)

Federal Home Loan Bank (FHLB), Notes	0.267%	10/29/10	150,000,000	149,993,385	(b)

Federal Home Loan Bank (FHLB), Notes	0.280%	11/8/10	79,560,000	79,550,703

Federal Home Loan Bank (FHLB), Notes	0.300%	11/24/10	50,000,000	49,993,304

Federal Home Loan Bank (FHLB), Notes	0.250%	6/7/11	104,500,000	104,478,524	(b)

See Notes to Financial Statements.

12 | Government Portfolio 2010 Annual Report

Schedule of investments (cont’d)

May 31, 2010

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Agencies — continued

Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	$50,000,000	$49,989,340	(b)

Federal Home Loan Bank (FHLB), Notes	0.245%	7/20/11	100,000,000	99,965,371	(b)

Federal Home Loan Bank (FHLB), Notes	0.315%	9/26/11	70,000,000	69,925,254	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.170%	6/25/10	50,000,000	49,994,333	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	6/28/10	40,000,000	39,993,400	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	7/23/10	150,000,000	149,956,667	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	7/26/10	55,000,000	54,983,195	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.240%	8/11/10	50,000,000	49,976,333	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	8/16/10	50,000,000	49,976,778	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	8/19/10	50,000,000	49,978,056	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210%	8/20/10	200,000,000	199,906,666	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210%	8/24/10	95,600,000	95,553,156	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	8/30/10	131,750,000	131,677,538	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.230%	9/1/10	148,700,000	148,612,597	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.260%	9/7/10	50,000,000	49,964,611	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.280%	9/20/10	89,339,000	89,261,870	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.280%	10/4/10	20,000,000	19,980,556	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.285%	10/26/10	92,047,000	91,939,880	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.300%	11/17/10	25,520,000	25,484,059	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.341%	12/15/10	93,000,000	92,826,968	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.194%	7/12/10	50,000,000	50,000,000	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.200%	7/14/10	50,000,000	49,999,538	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.252%	9/24/10	50,000,000	50,012,439	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.351%	4/1/11	50,000,000	50,047,176	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.342%	4/7/11	28,430,000	28,452,391	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.254%	5/4/11	163,184,000	163,124,636	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.227%	5/5/11	56,126,000	56,107,637	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.185%	6/2/10	20,000,000	19,999,897	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.150%	6/3/10	25,000,000	24,999,792	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.175%	6/14/10	50,000,000	49,996,840	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.200% - 0.210%	8/4/10	100,000,000	99,963,156	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.200%	8/11/10	100,000,000	99,960,556	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.220% - 0.250%	8/16/10	225,000,000	224,889,167	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.200%	8/18/10	25,000,000	24,989,167	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.200%	8/19/10	50,000,000	49,978,056	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.220%	8/25/10	75,000,000	74,961,042	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.250% - 0.265%	9/8/10	111,000,000	110,921,171	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.265%	9/15/10	75,000,000	74,941,479	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.250%	9/20/10	200,000,000	199,845,833	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.250%	9/21/10	150,000,000	149,883,333	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.290%	9/22/10	30,000,000	29,972,692	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.260%	9/23/10	100,000,000	99,917,667	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.295%	9/29/10	121,378,000	121,258,645	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.250%	10/1/10	150,000,000	149,872,917	(a)

See Notes to Financial Statements.

Government Portfolio 2010 Annual Report | 13

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Agencies — continued

Federal National Mortgage Association (FNMA), Discount Notes	0.280%	10/13/10	$50,000,000	$49,947,889	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.280%	10/20/10	150,000,000	149,835,500	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.280%	10/27/10	147,000,000	146,830,787	(a)

Federal National Mortgage Association (FNMA), Notes	0.188%	7/13/10	100,000,000	99,998,848	(b)

Federal National Mortgage Association (FNMA), Notes	0.297%	8/5/10	100,000,000	99,991,355	(b)

Federal National Mortgage Association (FNMA), Notes	0.299%	9/19/11	60,000,000	59,968,852	(b)

Total U.S. Government Agencies				8,109,715,560

U.S. Treasury Bills — 6.5%

U.S. Treasury Bills	0.150% - 0.502%	6/10/10	479,000,000	478,974,195	(a)

U.S. Treasury Bills	0.190%	9/2/10	100,000,000	99,950,916	(a)

U.S. Treasury Bills	0.240%	9/23/10	59,350,000	59,304,894	(a)

U.S. Treasury Bills	0.220%	11/26/10	75,000,000	74,918,417	(a)

Total U.S. Treasury Bills				713,148,422

U.S. Treasury Notes — 4.0%

U.S. Treasury Notes	2.875%	6/30/10	106,000,000	106,229,589

U.S. Treasury Notes	2.375%	8/31/10	100,000,000	100,538,416

U.S. Treasury Notes	3.875%	9/15/10	125,000,000	126,300,560

U.S. Treasury Notes	2.000%	9/30/10	100,000,000	100,589,969

Total U.S. Treasury Notes				433,658,534

Repurchase Agreements — 15.6%

Bank of America N.A., tri-party repurchase agreement dated 5/28/10; Proceeds at maturity — $300,006,000 (Fully collateralized by various U.S. government obligations, 0.000% to 5.125% due 6/15/10 to 5/15/37; Market value — $306,977,733)	0.180%	6/1/10	300,000,000	300,000,000

Barclays Capital Inc., tri-party repurchase agreement dated 5/28/10; Proceeds at maturity — $200,004,444 (Fully collateralized by various U.S. government obligations, 2.625% to 4.250% due 8/15/14 to 4/30/16; Market value — $204,000,101)	0.200%	6/1/10	200,000,000	200,000,000

Deutsche Bank Securities Inc., tri-party repurchase agreement dated 5/28/10; Proceeds at maturity — $716,419,124 (Fully collateralized by various U.S. government and agency obligations, 0.000% to 8.100% due 6/1/10 to 7/15/36; Market value — $735,279,938)	0.190%	6/1/10	716,404,000	716,404,000

Morgan Stanley Inc., tri-party repurchase agreement dated 5/28/10; Proceeds at maturity — $500,010,556 (Fully collateralized by various U.S. government agency obligations, 0.450% to 5.050% due 7/21/10 to 9/12/14; Market value — $510,715,970)	0.190%	6/1/10	500,000,000	500,000,000

Total Repurchase Agreements				1,716,404,000

Total Investments — 100.0% (Cost — $10,972,926,516#)				10,972,926,516

Other Assets in Excess of Liabilities — 0.0%				3,346,986

Total Net Assets — 100.0%				$10,976,273,502

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14 | Government Portfolio 2010 Annual Report

Statement of assets and liabilities
May 31, 2010

Assets:

Investments, at value	$9,256,522,516

Repurchase agreements, at value	1,716,404,000

Cash	274

Interest receivable	4,448,147

Total Assets	10,977,374,937

Liabilities:

Investment management fee payable	971,095

Trustees’ fees payable	10,206

Accrued expenses	120,134

Total Liabilities	1,101,435

Total Net Assets	$10,976,273,502

Represented by:
Paid-in capital	$10,976,273,502

See Notes to Financial Statements.

Government Portfolio 2010 Annual Report | 15

Statement of operations
For the year ended May 31, 2010

Investment Income:

Interest	$44,560,255

Expenses:

Investment management fee (Note 2)	13,968,002

Legal fees	262,775

Trustees’ fees	198,938

Custody fees	61,719

Audit and tax	27,222

Miscellaneous expenses	59,699

Total Expenses	14,578,355
Less: Fee waivers and/or expense reimbursements (Note 2)	(610,354)

Net Expenses	13,968,001

Net Investment Income	30,592,254

Net Realized Gain on Investments	373,751

Increase in Net Assets From Operations	$30,966,005

See Notes to Financial Statements.

16 | Government Portfolio 2010 Annual Report

Statements of changes in net assets

For the Year Ended May 31, 2010 and the Period Ended May 31, 2009	2010	2009†

Operations:

Net investment income	$30,592,254	$17,887,896

Net realized gain	373,751	102,441

Increase in Net Assets From Operations	30,966,005	17,990,337

Capital Transactions:

Proceeds from contributions	35,009,116,756	14,689,469,208

Value of withdrawals	(36,452,483,678)	(2,318,785,126)

Increase (Decrease) in Net Assets From Capital Transactions	(1,443,366,922)	12,370,684,082

Increase (Decrease) in Net Assets	(1,412,400,917)	12,388,674,419

Net Assets:

Beginning of period	12,388,674,419	—

End of period	$10,976,273,502	$12,388,674,419

†	For the period March 2, 2009 (inception date) to May 31, 2009.

See Notes to Financial Statements.

Government Portfolio 2010 Annual Report | 17

Financial highlights

For a share of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:

	2010	2009[1]

Net assets, end of year (millions)	$10,976	$12,389

Total return[2]	0.23%	0.26%

Ratios to average net assets:

Gross expenses	0.10%	0.11%[3]

Net expenses[4,5]	0.10	0.10	[3]

Net investment income	0.22	0.65	[3]

[1]	For the period March 2, 2009 (inception date) to May 31, 2009.

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	As a result of a voluntary expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.10%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18 | Government Portfolio 2010 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a no-load, diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At May 31, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$10,972,926,516	—	$10,972,926,516

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase

Government Portfolio 2010 Annual Report | 19

transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on Federal income tax returns for the current year and has concluded that as of May 31, 2010, no provision for income tax would be required in the Portfolio’s financial statements.

(e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended May 31, 2010, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

During the year ended May 31, 2010, LMPFA waived a portion of its fee amounting to $610,354.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended May 31, 2010 the Portfolio did not invest in swaps, options, or futures and does not have any intention to do so in the future.

20 | Government Portfolio 2010 Annual Report

Notes to financial statements (cont’d)

4. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified time-frame, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Government Portfolio 2010 Annual Report | 21

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010, these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Fund has received $146,358, related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

* * *

In January 2010, the SEC adopted changes to money market fund regulations. The Fund intends to comply with each of these changes by the implementation date. None of these changes in regulations affect the financial statements.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM NewYorkTax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. After full briefing, oral argument took place on May 4, 2010. The parties are awaiting a decision.

22 | Government Portfolio 2010 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Portfolio, a series of Master Portfolio Trust, as of May 31, 2010, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from March 2, 2009 (inception date) to May 31, 2009. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Portfolio as of May 31, 2010, and the results of its operations for the year then end, and the changes in its net assets and the financial highlights for the year then ended and for the period from March 2, 2009 (inception date) to May 31, 2009, in conformity with U.S. generally accepted accounting principles.

NewYork, New York
July 22, 2010

Government Portfolio | 23

Additional information (unaudited)
Information about Trustees and Officers

The business and affairs of Government Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Independent Trustees†

Elliott J. Berv

Year of birth	1943

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1989

Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)

A. Benton Cocanougher

Year of birth	1938

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1991

Principal occupation(s) during past five years

Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999), formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Jane F. Dasher

Year of birth	1949

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1999

Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

24 | Government Portfolio

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Independent Trustees cont’d

Mark T. Finn

Year of birth	1943

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1989

Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988), Principal/Member, Balvan Partners (investment management) (2002 to 2009)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Rainer Greeven

Year of birth	1936

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1994

Principal occupation(s) during past five years	Attorney, Rainer Greeven PC (since 1998); President and Director, 62nd Street East Corporation (real estate) (since 2002)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Avica, Ltd (industrial and real estate holding) (since 2002)

Stephen Randolph Gross

Year of birth	1947

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1986

Principal occupation(s) during past five years

Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)

Richard E. Hanson, Jr.

Year of birth	1941

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1985

Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Government Portfolio | 25

Independent Trustees cont’d

Diana R. Harrington

Year of birth	1940

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Susan M. Heilbron

Year of birth	1945

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1994

Principal occupation(s) during past five years

Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley

Year of birth	1951

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)

Alan G. Merten

Year of birth	1941

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1990

Principal occupation(s) during past five years	President, George Mason University (since 1996)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

26 | Government Portfolio

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Independent Trustees cont’d

R. Richardson Pettit

Year of birth	1942

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1990

Principal occupation(s) during past five years

Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Interested Trustee and Officer:

R. Jay Gerken, CFA[3]

Year of birth	1951

Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer

Term of office[1] and length of time served[2]	Since 2002

Principal occupation(s) during past five years

Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 146 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management, Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly, Chairman, President and CEO, Travelers Investment Adviser Inc. (prior to 2005)

Number of funds in fund complex overseen by Trustee	133

Other board memberships held by Trustee during past five years	Former Trustee, Consulting Group Capital Markets Funds (11 funds) (prior to 2006)

Additional Officers:

Ted P. Becker

Legg Mason
620 Eighth Avenue New York, NY 10018

Year of birth	1951

Position(s) with Trust	Chief Compliance Officer

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Government Portfolio | 27

Additional Officers cont’d

John Chiota

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1968

Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer

Term of office[1] and length of time served[2]	Since 2007 and 2008

Principal occupation(s) during past five years

Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2008); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. of its affiliates (since 2006); Vice President of Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (prior to 2006); formerly, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse (prior to 2004)

Robert I. Frenkel

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1954

Position(s) with Trust	Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1962

Position(s) with Trust	Assistant Secretary

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM and CFM (since 2002)

Kaprel Ozsolak

Legg Mason
55 Water Street, New York, NY 10041

Year of birth	1965

Position(s) with Trust	Chief Financial Officer

Term of office[1] and length of time served[2]	Since 2010

Principal occupation(s) during past five years

Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010) and Legg Mason & Co. predecessors (prior to 2005); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010) and Legg Mason & Co. predecessors (prior to 2005); formerly, Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2004)

28 | Government Portfolio

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Additional Officers cont’d

David Castano

Legg Mason
55 Water Street, New York, NY 10041

Year of birth	1971

Position(s) with Trust	Treasurer

Term of office[1] and length of time served[2]	Since 2010

Principal occupation(s) during past five years

Vice President of Legg Mason & Co. (since 2008); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Assistant Treasurer of Lord Abbett mutual funds (prior to 2006); formerly, Supervisor at UBS Global Asset Management (prior to 2004)

Jeanne M. Kelly

Legg Mason
620 Eighth Avenue, New York, NY 10041

Year of birth	1951

Position(s) with Trust	Senior Vice President

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section (a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2009 and May 31, 2010 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2009 and $24,000 in 2010.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2009 and $0 in 2010. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Master Portfolio Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2009 and $3,200 in 2010. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2009 and 2010; Tax Fees were 100% and 100% for 2009 and 2010; and Other Fees were 100% and 100% for 2009 and 2010.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2010.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable.

ITEM 6.		SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.		CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	August 4, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	August 4, 2010

By:	/s/ Kaprel Ozsolk

(Kaprel Ozsolak)
Chief Financial Officer
Master Portfolio Trust

Date:	August 4, 2010